Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three Months Ended
	March 31, 2026	March 31, 2025
Numerator:	(in thousands, except per share data)
Net loss attributable to common stockholders	$(6,703)	$(2,162)
Less: preferred dividends	(221)	—
Net loss attributable to common shareholders	(6,924)	(2,162)
Denominator:
Weighted-average common shares outstanding	16,989	2,964

Net loss per common share	$(0.41)	$(0.73)

	Years Ended December 31,
	2025	2024
Numerator:	(in thousands, except per share data)
Net loss attributable to common stockholders	$(10,549)	$(11,017)
Less: preferred dividends	(533)	—
Net loss attributable to common shareholders	(11,082)	(11,017)
Denominator:
Weighted-average common shares outstanding	4,969	2,938

Net loss per common share	$(2.23)	$(3.75)

Schedule of Antidilutive Securities Earnings Per Share

The following potential common share equivalents were excluded from the calculation of diluted net income per share because their effect would have been anti-dilutive in the period presented (in thousands):

	March 31,	December 31,
	2026	2025
Convertible preferred stock	15,514	20,782
Common Stock Warrants	25,376	26,421
Preferred Stock Warrants	247	247
Stock options	14,903	7,337
Total potential common stock excluded from net loss per share	56,040	54,787

The following potential common share equivalents were excluded from the calculation of diluted net income per share in FY 2025 because their effect would have been anti-dilutive in the period presented (in thousands):

	Years Ended December 31,
	2025	2024
Convertible preferred stock	20,782	26,560
Common Stock Warrants	26,421	—
Preferred Stock Warrants	247	247
Stock options	7,337	5,027
Total potential common stock excluded from net loss per share	54,787	31,834